                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-3181

                      (Investment Company Act File Number)

                      Federated Short-Term Municipal Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  6/30/07

              Date of Reporting Period:  Six months ended 12/31/06

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Short-Term Municipal Trust

SEMI-ANNUAL SHAREHOLDER REPORT

December 31, 2006

Institutional Shares
Institutional Service Shares
Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended June 30,
	12/31/2006		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.07		$10.22	$10.27	$10.48	$10.35	$10.27
Income From Investment Operations:
Net investment income	0.17		0.32	0.28	0.27	0.31	0.39
Net realized and unrealized gain (loss) on investments and futures contracts	0.06		(0.15)	(0.05)	(0.21)	0.13	0.08
TOTAL FROM INVESTMENT OPERATIONS	0.23		0.17	0.23	0.06	0.44	0.47
Less Distributions:
Distributions from net investment income	(0.17)		(0.32)	(0.28)	(0.27)	(0.31)	(0.39)
Net Asset Value, End of Period	$10.13		$10.07	$10.22	$10.27	$10.48	$10.35
Total Return [1]	2.33%		1.66%	2.24%	0.53%	4.32%	4.63%

Ratios to Average Net Assets:
Net expenses	0.47	% [2]	0.45%	0.46%	0.47%	0.47%	0.47%
Net investment income	3.40	% [2]	3.11%	2.70%	2.56%	2.98%	3.75%
Supplemental Data:
Net assets, end of period (000 omitted)	$169,268		$207,589	$270,956	$330,354	$342,549	$211,835
Portfolio turnover	18%		49%	31%	35%	28%	33%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

2 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended June 30,
	12/31/2006		2006		2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.07		$10.22		$10.27	$10.48	$10.35	$10.27
Income From Investment Operations:
Net investment income	0.16		0.29		0.25	0.24	0.29	0.36
Net realized and unrealized gain (loss) on investments and futures contracts	0.06		(0.15)		(0.05)	(0.21)	0.13	0.08
TOTAL FROM INVESTMENT OPERATIONS	0.22		0.14		0.20	0.03	0.42	0.44
Less Distributions:
Distributions from net investment income	(0.16)		(0.29)		(0.25)	(0.24)	(0.29)	(0.36)
Net Asset Value, End of Period	$10.13		$10.07		$10.22	$10.27	$10.48	$10.35
Total Return [1]	2.21%		1.44	% [2]	1.99%	0.28%	4.06%	4.37%

Ratios to Average Net Assets:
Net expenses	0.71	% [3]	0.68%		0.71%	0.72%	0.72%	0.72%
Net investment income	3.15	% [3]	2.87%		2.44%	2.31%	2.75%	3.50%
Expense waiver/reimbursement [4]	0.40	% [3]	0.40%		0.37%	0.36%	0.36%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,741		$17,396		$29,799	$45,616	$24,230	$28,577
Portfolio turnover	18%		49%		31%	35%	28%	33%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

2 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.03% on the total return. (See Notes to Financial Statements, Note 5.)

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout the Period)

	Period Ended 12/31/2006	[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.02
Net realized and unrealized gain on investments and futures contracts	0.13
TOTAL FROM INVESTMENT OPERATIONS	0.15
Less Distributions:
Distributions from net investment income	(0.02)
Net Asset Value, End of Period	$10.13
Total Return [2]	1.47%

Ratios to Average Net Assets:
Net expenses	0.97	% [3]
Net investment income	2.86	% [3]
Expense waiver/reimbursement [4]	0.13	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$60,908
Portfolio turnover	18%

1 Reflects operations for the period from December 10, 2006 (date of initial public investment) to December 31, 2006.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 7/1/2006	Ending Account Value 12/31/2006	Expenses Paid During Period
Actual:
Institutional Shares [1]	$1,000	$1,023.30	$2.40
Institutional Service Shares [1]	$1,000	$1,022.10	$3.62
Class A Shares [2]	$1,000	$1,014.70	$0.56
Hypothetical (assuming a 5% return before expenses):
Institutional Shares [1]	$1,000	$1,022.84	$2.40
Institutional Service Shares [1]	$1,000	$1,021.63	$3.62
Class A Shares [2]	$1,000	$1,020.32	$4.94

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.47%
Institutional Service Shares	0.71%

2 "Actual" expense information for the Fund's Class A Shares is for the period from December 10, 2006 (date of initial public investment) to December 31, 2006. Actual expenses are equal to the net annualized expense ratio of the respective Share Class, multiplied by 21/365 (to reflect the period from initial public investment to December 31, 2006). "Hypothetical" expenses information for Class A Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 184/365 (to reflect the full half-year period). The annualized net expense ratio is as follows:

Class A Shares	0.97%

Portfolio of Investments Summary Table

At December 31, 2006, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Insured	23.5%
Hospital	16.9%
General Obligation--Local	11.3%
Bank Enhanced	7.3%
Senior Care	7.0%
General Obligation-State	6.3%
Electric and Gas	5.7%
Education	4.0%
Public Power	3.5%
Resource Recovery	3.4%
Industrial Development/Pollution Control	2.7%
Transportation	2.6%
Other [2]	4.6%
Other Assets and Liabilities--Net [3]	1.2%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured' sector.

2 For purposes of this table, sector classifications which constitute less than 2.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

December 31, 2006 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--98.2%
		Alabama--2.3%
$650,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2010	$670,748
500,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2011	519,015
550,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2012	573,876
1,000,000		Mobile, AL IDB, PCR Refunding Bonds (Series 1994A), 4.65% (International Paper Co.), 12/1/2011	1,010,920
1,000,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2012	1,013,210
1,000,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2013	1,012,200
1,170,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2014	1,182,589
		TOTAL	5,982,558
		Arizona--0.8%
2,000,000	[1,2]	Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds, 4.45% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2008	2,004,420
		Arkansas--1.7%
1,190,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	1,206,624
1,530,000		Pulaski County, AR, Hospital Refunding Revenue Bonds (Series 2002B), 4.50% (Arkansas Children's Hospital), 3/1/2007	1,532,219
1,595,000		Pulaski County, AR, Hospital Refunding Revenue Bonds (Series 2002B), 4.75% (Arkansas Children's Hospital), 3/1/2008	1,615,799
		TOTAL	4,354,642
		California--2.6%
3,000,000		California Health Facilities Financing Authority, INS Revenue Bonds (Series 2006), 4.25% (California-Nevada Methodist Homes)/(California Mortgage Insurance GTD), 7/1/2011	3,021,990
1,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2002D), 4.35% TOBs (Kaiser Permanente), Mandatory Tender 3/1/2007	1,001,250
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$5,000		Delta Counties, CA Home Mortgage Finance Authority, SFM Revenue Bonds (Series 1998A), 4.85% (MBIA Insurance Corp. INS), 12/1/2008	$5,033
2,500,000		Los Angeles, CA Unified School District, UT GO Bonds (Election of 2005-Series C), 5.00% (AMBAC INS), 7/1/2011	2,647,575
		TOTAL	6,675,848
		Colorado--9.3%
2,490,000		Adonea, CO Metropolitan District No. 2, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	2,514,128
210,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	213,910
1,770,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.00% (Evangelical Lutheran Good Samaritan Society), 6/1/2010	1,823,755
1,000,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009	987,900
500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2010	514,490
1,300,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2011	1,344,018
2,135,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2012	2,216,963
5,810,000		Countrydale, CO Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 12/1/2007	5,789,549
1,710,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 12/1/2009	1,772,911
2,700,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 12/1/2010	2,827,980
2,705,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 12/1/2011	2,859,347
200,000		Denver, CO Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 5.25%, 12/1/2007	201,878
560,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	570,427
		TOTAL	23,637,256
		Connecticut--1.1%
2,630,000		Connecticut State, Refunding UT GO Bonds (Series 2001E), 5.00%, 11/15/2011	2,786,012
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Delaware--0.3%
$635,000		Delaware Health Facilities Authority, Revenue Bonds (Series 2005A), 5.00% (Beebe Medical Center), 6/1/2010	$653,872
		District of Columbia--0.8%
1,000,000		District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.00% (FGIC INS), 2/1/2012	1,057,770
880,000		District of Columbia, Revenue Bonds (Series 1999), 3.60% TOBs (819 7th Street LLC Issue)/(Branch Banking & Trust Co., Winston-Salem LOC), Mandatory Tender 10/1/2009	858,484
		TOTAL	1,916,254
		Florida--6.2%
255,000		Florida Housing Finance Corp., Homeowner Mortgage Revenue Bonds, (Series 2), 4.75% (MBIA Insurance Corp. INS), 7/1/2019	255,171
2,990,000	[1]	Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009	2,950,143
1,000,000		Halifax Hospital Medical Center, FL, 5.00%, 6/1/2012	1,043,130
1,000,000		Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005A), 5.00% (Adventist Health System/ Sunbelt Obligated Group), 11/15/2008	1,020,250
1,000,000		Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 5.00% (Adventist Health System/ Sunbelt Obligated Group), 11/15/2010	1,038,460
2,000,000		Highlands County, FL Health Facilities Authority, Revenue Bonds, 5.00% TOBs (Adventist Health System/ Sunbelt Obligated Group), Mandatory Tender 11/16/2009	2,057,660
2,000,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (XL Capital Assurance Inc. INS), 7/1/2010	2,085,420
3,445,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (XL Capital Assurance Inc. INS), 7/1/2011	3,624,898
1,000,000		Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance INS), 10/15/2009	1,031,470
640,000		Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance INS), 10/15/2011	671,046
		TOTAL	15,777,648
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Georgia--1.9%
$935,000		Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2009	$955,598
935,000		Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2010	961,077
2,855,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.55% TOBs (John B. Sanifilippo & Son)/(LaSalle Bank, N.A. LOC), Mandatory Tender 6/1/2011	2,863,993
		TOTAL	4,780,668
		Hawaii--0.4%
1,000,000		Hawaii State, GO UT (Series CB) Refunding Bonds, 5.75% (Original Issue Yield: 5.90%), 1/1/2007	1,000,110
		Illinois--2.0%
5,000		Chicago, IL SFM, Collateralized SFM Revenue Bonds (Series 1997B), 5.10% (GNMA Collateralized Home Mortgage Program COL), 9/1/2007	5,018
25,000		Illinois Development Finance Authority IDB, Mortgage Revenue Refunding Bonds, (Series 1997A), 5.20% (MBIA Insurance Corp. INS)/(FHA LOC), 7/1/2008	25,067
250,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2010	256,310
760,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2011	784,328
800,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2012	830,504
3,050,000		Will & Kendall Counties, IL Community Consolidated School District No. 202, UT GO Bonds, 5.50% (FSA INS), 12/30/2007	3,106,578
		TOTAL	5,007,805
		Indiana--1.5%
815,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2009	836,019
860,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2010	888,389
1,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds (Series 2006B), 5.00% (Clarian Health Partners, Inc.), 2/15/2010	1,029,670
1,000,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2002G), 5.50% (Ascension Health Credit Group), 11/15/2007	1,015,270
		TOTAL	3,769,348
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Iowa--1.3%
$1,000,000		Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A), 5.00% (Care Initiatives), 7/1/2009	$1,012,670
1,000,000		Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A), 5.25% (Care Initiatives), 7/1/2011	1,030,280
1,255,000		Iowa Higher Education Loan Authority, Revenue Notes (Series 2006C), 4.95% RANs (Dordt College, Inc.), 5/24/2007	1,260,171
		TOTAL	3,303,121
		Kansas--4.5%
3,000,000		Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power And Light Co.), Mandatory Tender 10/1/2007	3,013,740
350,000		Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2012	366,965
2,105,000		Saline County, KS Unified School District No. 305, Refunding & Improvement UT GO Bonds, 5.25% (FSA INS), 9/1/2010	2,221,133
20,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-Backed Securities Program, (Series 1998 A-1), 5.00% (GNMA Collateralized Home Mortgage Program COL), 6/1/2013	20,138
2,600,000		Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009	2,601,586
3,165,000		Wichita, KS Water & Sewer Utility, Refunding Revenue Bonds (Series 2005A), 5.00% (FGIC INS), 10/1/2011	3,344,139
		TOTAL	11,567,701
		Louisiana--2.6%
2,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.00% (AMBAC INS), 6/1/2009	2,060,120
4,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.25% (AMBAC INS), 6/1/2010	4,195,080
500,000		Louisiana State Offshore Terminal Authority, Refunding Revenue Bonds, 3.65% TOBs (Loop LLC), Mandatory Tender 4/1/2008	499,005
		TOTAL	6,754,205
		Massachusetts--0.6%
1,500,000		Commonwealth of Massachusetts, Construction Loan LT GO Bonds (Series 2001C), 5.00%, 12/1/2010	1,571,655
		Michigan--5.2%
500,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital), 7/1/2009	509,300
2,500,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Clean Water Revolving Fund)/(United States Treasury COL), 10/1/2007	2,530,525
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Michigan--continued
$300,000		Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2008	$306,348
750,000		Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2012	791,355
1,500,000		Michigan State Strategic Fund, LT GO Revenue Bonds, 5.20% (Waste Management, Inc.), 4/1/2010	1,540,500
1,000,000		Michigan State Strategic Fund, Revenue Bonds, 3.75% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2007	998,700
3,000,000		Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC INS), 11/1/2008	3,075,030
1,000,000		Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC INS), 11/1/2010	1,048,270
1,000,000		Michigan State Trunk Line, Revenue Bonds, 5.25% (FGIC INS), 11/1/2013	1,090,510
1,285,000		Saginaw, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004G), 4.75% (Covenant Medical Center, Inc.), 7/1/2009	1,308,374
		TOTAL	13,198,912
		Minnesota--1.6%
1,530,000		Minneapolis, MN Health Care System, Revenue Bonds (Series 2002A), 5.00% (Allina Health System, MN), 11/15/2007	1,543,984
1,000,000		Minnesota Municipal Power Agency, Electric Revenue Bonds (Series 2005), 4.50%, 10/1/2010	1,026,170
270,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2010	277,838
300,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2011	310,584
300,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2012	312,399
300,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2009	306,771
225,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2012	230,859
		TOTAL	4,008,605
		Missouri--2.0%
1,500,000		Blue Springs, MO, Neighborhood Improvement LT GO Bonds (Series 2006A), 4.125%, 3/1/2009	1,500,600
960,000		Cape Girardeau County, MO IDA, Health Care Facilities Revenue Bonds, (Series A), 5.00% (St. Francis Medical Center, MO), 6/1/2007	964,732
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Missouri--continued
$1,500,000		Missouri State HEFA, Revenue Notes (Series 2006C), 5.25% RANs (Evangel University), 4/25/2007	$1,506,090
1,250,000		Missouri State HEFA, Revenue Notes (Series 2006D), 5.25% RANs (Rockhurst University), 4/25/2007	1,253,638
		TOTAL	5,225,060
		Nebraska--0.9%
730,000		Lancaster County, NE Hospital Authority No. 1, 5.00% (BryanLGH Health System), 6/1/2012	767,865
700,000		Lancaster County, NE Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2010	703,584
725,000		Lancaster County, NE Hospital Authority No. 1, Hospital Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2011	727,958
		TOTAL	2,199,407
		New Jersey--5.2%
1,500,000		Asbury Park, NJ, Bond Anticipation Notes, 5.00% BANs, 9/6/2007	1,506,840
1,500,000		Bayonne, NJ Parking Authority, Parking Project Note (Series 2005), 5.00% (Bayonne, NJ GTD), 3/15/2007	1,500,255
850,000		Bayonne, NJ Redevelopment Agency, Project Notes (Series 2005A), 5.00%, 4/13/2007	851,215
3,000,000		Bayonne, NJ, UT GO Temporary Notes, 5.00% BANs, 10/26/2007	3,020,700
1,000,000		Hudson County, NJ Improvement Authority, RAN (Series 2006) GTD Senior Citizen Housing Building Project, 4.50% RANs (West New York, NJ), 10/15/2007	1,002,790
680,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 3.70% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 3.80%), 11/1/2008	674,274
705,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 4.00% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 4.10%), 11/1/2009	701,419
2,000,000		Weehawken Township, NJ, 4.50% TANs, 10/11/2007	2,007,000
1,864,000		Weehawken Township, NJ, UT GO Notes, 5.00% BANs, 5/18/2007	1,869,126
		TOTAL	13,133,619
		New Mexico--1.5%
2,450,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS) 8/1/2012	2,449,927
1,335,000		Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 4.00% (Intel Corp.), 6/1/2015	1,339,899
		TOTAL	3,789,826
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--5.2%
$2,220,000		Dutchess County, NY IDA, Revenue Bonds, 4.00% (Marist College), 7/1/2009	$2,213,717
2,000,000		New York City, NY, UT GO Bonds (Fiscal 2002 Series F), 5.25%, 8/1/2009	2,078,160
3,000,000		New York City, NY, UT GO Bonds (Fiscal 2006 Series A), 5.00%, 8/1/2011	3,154,980
1,000,000		New York City, NY, UT GO Bonds (Series 2001F), 5.00%, 8/1/2007	1,008,050
2,000,000		New York City, NY, UT GO Bonds (Series E), 5.00%, 8/1/2007	2,016,100
1,000,000		New York City, NY, UT GO Bonds, (Series F), 5.00%, 8/1/2008	1,021,400
1,610,000		TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 4.75% (Original Issue Yield: 4.83%), 6/1/2022	1,637,354
		TOTAL	13,129,761
		North Carolina--3.1%
525,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2010	540,629
315,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2011	327,260
725,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2012	759,604
1,000,000		North Carolina State, GO UT Bonds, 5.00% (United States Treasury PRF 5/1/2007@102), 5/1/2011	1,024,460
3,000,000		North Carolina State, UT GO Bonds (Series 2003), 5.00%, 5/1/2012	3,200,700
2,000,000		North Carolina State, UT GO Bonds (Series 2006A), 5.00%, 6/1/2014	2,171,680
		TOTAL	8,024,333
		North Dakota--0.2%
500,000		Ward County, ND Health Care Facility, Revenue Bonds, 5.00% (Trinity Obligated Group, ND), 7/1/2008	506,980
		Ohio--3.2%
3,100,000		Clark County, OH, Housing Revenue Bonds (Series 2006), 4.35% TOBs (Lincoln Park Housing Partnership II LP)/(Transamerica Financial Life Insurance Co. GTD), Mandatory Tender 12/1/2010	3,094,265
1,250,000		Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.25% TOBs (Franciscan Care Center)/(Bank One, Columbus N.A. LOC), Optional Tender 3/1/2008	1,241,288
3,710,000		Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue Refunding Bonds (Series 2002), 3.71% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory Tender 4/1/2008	3,684,216
60,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 1997D-1), 4.85% (GNMA Collateralized Home Mortgage Program COL), 3/1/2015	60,122
		TOTAL	8,079,891
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Oklahoma--3.7%
$5,000,000		Grand River Dam Authority, OK, Refunding Revenue Bonds (Series 2002A), 5.00% (FSA INS), 6/1/2012	$5,322,100
960,000		Oklahoma Development Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2009	982,992
465,000		Oklahoma HFA, SFM Revenue Bonds (Series 1998D-2), 6.25% (GNMA Collateralized Home Mortgage Program COL), 9/1/2029	469,459
2,500,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2006), 5.00% (Owasso Public Schools)/(Assured Guaranty Corp. INS), 9/1/2010	2,606,750
		TOTAL	9,381,301
		Pennsylvania--4.2%
460,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 4.50% (Residential Resources Inc. Project), 9/1/2011	461,706
1,000,000		Erie, PA Higher Education Building Authority, (Series F), 2.25% TOBs (Gannon University)/(PNC Bank, N.A. LOC), Mandatory Tender 1/15/2007	1,000,000
815,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A), 3.20% (Mercyhurst College)/(Original Issue Yield: 3.22%), 3/15/2008	805,342
840,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A), 3.50% (Mercyhurst College)/(Original Issue Yield: 3.57%), 3/15/2009	827,669
865,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A), 3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010	851,584
160,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 3.20% (Mercyhurst College)/(Original Issue Yield: 3.22%), 3/15/2008	158,104
215,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 3.50% (Mercyhurst College)/(Original Issue Yield: 3.57%), 3/15/2009	211,844
220,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010	216,588
1,075,000		Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 4.00% (Good Samaritan Hospital), 11/15/2008	1,072,474
1,115,000		Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 4.00% (Good Samaritan Hospital), 11/15/2009	1,109,871
10,000		Pennsylvania EDFA, Resource Recovery Refunding Revenue Bonds (Series B), 6.75% (Northampton Generating)/(Escrowed In Treasuries COL), 1/1/2007	10,002
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$200,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2007	$200,162
2,005,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2008	2,043,556
820,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00% (Philadelphia University), 6/1/2011	841,869
1,000,000		Philadelphia, PA Authority for Industrial Development, Adjustable Rate Revenue Bonds (Series 2003B), 4.75% TOBs (Cathedral Village) 4/1/2011	1,006,220
		TOTAL	10,816,991
		Rhode Island--1.1%
1,210,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 5.50% (Lifespan Obligated Group), 8/15/2007	1,221,265
1,600,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Refunding Bonds (Series 2006A), 5.00% (Lifespan Obligated Group), 5/15/2011	1,664,912
		TOTAL	2,886,177
		South Carolina--1.1%
780,000		Lexington County, SC Health Services District, Inc., Hospital Revenue Bonds (Series 2004), 6.00% (Lexington Medical Center), 5/1/2008	800,475
2,000,000		Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2002A), 4.25% (International Paper Co.), 10/1/2007	1,997,980
		TOTAL	2,798,455
		South Dakota--0.4%
890,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.25% (Westhills Village Retirement Community), 9/1/2009	918,106
		Tennessee--1.9%
2,000,000		Carter County, TN IDB, (Series 1983), 4.15% (Temple-Inland, Inc.), 10/1/2007	1,995,320
2,000,000		Metropolitan Government Nashville & Davidson County, TN IDB, Revenue Bonds, 3.75% TOBs (Waste Management, Inc.), Mandatory Tender 8/1/2007	1,991,280
740,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Refunding Revenue Bonds, 5.00% (Wellmont Health System), 9/1/2007	742,827
		TOTAL	4,729,427
		Texas--5.4%
1,000,000		Austin, TX, Hotel Occupancy, 5.625% (AMBAC INS)/(Original Issue Yield: 5.71%), 11/15/2019	1,054,700
2,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2003D), 4.55% (Waste Management, Inc.), 4/1/2012	2,020,360
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--continued
$1,000,000		Johnson County, TX, (GO UT), 5.00% (FSA INS), 2/15/2016	$1,036,230
1,000,000		North Texas Tollway Authority, (Series A), 5.10% (FGIC INS)/(Original Issue Yield: 5.20%), 1/1/2013	1,013,200
1,000,000		Spring, TX ISD, 5.25% (PSFG GTD), 2/15/2019	1,015,370
1,000,000		Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2006), 5.00% (Texas State), 4/1/2009	1,028,920
2,000,000		Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2006), 5.00% (Texas State), 4/1/2012	2,116,660
3,000,000		Texas Turnpike Authority, Second Tier Bond Anticipation Notes (Series 2002), 5.00%, 6/1/2008	3,056,790
1,500,000		Texas Water Development Board, State Revolving Fund Revenue Bonds, (Series B), 5.50%, 7/15/2007	1,515,120
		TOTAL	13,857,350
		Virginia--3.7%
2,000,000		Chesterfield County, VA IDA, PCR Bonds, 4.95% (Virginia Electric & Power Co.), 12/1/2007	2,003,800
2,250,000		Hopewell, VA, Public Improvement UT GO Bonds (Series 2004A), 5.00%, 7/15/2009	2,265,345
1,000,000		Rappahannock, VA Regional Jail Authority, GANs, 4.25%, 12/1/2009	1,010,650
1,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 3.30% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2008	987,920
3,000,000		Virginia State, Refunding UT GO Bonds (Series 2004B), 5.00%, 6/1/2012	3,206,640
		TOTAL	9,474,355
		Washington--4.6%
5,000,000		Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2006A), 5.00%, 7/1/2009	5,159,000
2,500,000		Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2006A), 5.00%, 7/1/2010	2,605,925
1,310,000		Spokane, WA, Refunding UT GO Bonds, 5.50% (MBIA Insurance Corp. INS), 12/15/2007	1,333,279
750,000		Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2009	773,970
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Washington--continued
$890,000		Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2010	$926,579
1,105,000		Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance INS), 11/1/2012	1,166,869
		TOTAL	11,965,622
		Wisconsin--0.4%
450,000		Wisconsin State HEFA, Revenue Bonds (Series 2006A), 5.00% (Wheaton Franciscan HealthCare), 8/15/2008	456,818
350,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.00% (Marshfield Clinic, WI), 2/15/2012	363,090
425,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.00% (Marshfield Clinic, WI), 2/15/2013	442,225
		TOTAL	1,262,133
		Wyoming--3.7%
3,650,000		Albany County, WY, PCRBs (Series 1985), 4.375% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2007	3,648,649
6,000,000		Lincoln County, WY, PCR Refunding Bonds (Series 1991), 3.40% TOBs (Pacificorp), Mandatory Tender 6/1/2010	5,849,460
		TOTAL	9,498,109
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $250,287,664)	250,427,543
Principal Amount			Value
		SHORT-TERM MUNICIPALS--0.6% [3]
		Georgia--0.6%
$1,400,000		Burke County, GA Development Authority, (Third Series 1994) Auction Rate Securities (Georgia Power Co.), 3.750%, 1/11/2007	$1,400,000
		Massachusetts--0.0%
100,000		Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs (Landesbank Baden-Wuerttemberg (GTD) LIQ), 3.950%, 1/2/2007	100,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $1,500,000)	1,500,000
		TOTAL MUNICIPAL INVESTMENTS--98.8% (IDENTIFIED COST $251,787,664) [4]	251,927,543
		OTHER ASSETS AND LIABILITIES - NET--1.2%	2,989,857
		TOTAL NET ASSETS--100%	$254,917,400

Securities that are subject to the federal alternative minimum tax (AMT) represent 7.0% of the portfolio as calculated based upon total market value.

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2006, these restricted securities amounted to $4,954,563, which represented 1.9% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At December 31, 2006, these liquid restricted securities amounted to $2,004,420, which represented 0.8% of total net assets.

3 Current rate and next reset date shown for Variable Rate Demand Notes.

4 The cost of investments for federal tax purposes amounts to $251,783,811.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GANs	-- Grant Anticipation Notes
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
RANs	--Revenue Anticipation Notes
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

December 31, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $251,787,664)		$251,927,543
Cash		42,705
Income receivable		2,843,815
Receivable for investments sold		1,290,000
Receivable for shares sold		531,407
Prepaid expenses		23,618
TOTAL ASSETS		256,659,088
Liabilities:
Payable for shares redeemed	$1,379,495
Payable for distribution services fee (Note 5)	8,872
Payable for shareholder services fee (Note 5)	52,667
Income distribution payable	300,654
TOTAL LIABILITIES		1,741,688
Net assets for 25,152,195 shares outstanding		$254,917,400
Net Assets Consist of:
Paid-in capital		$258,904,379
Net unrealized appreciation of investments		139,879
Accumulated net realized loss on investments and futures contracts		(4,125,793)
Distributions in excess of net investment income		(1,065)
TOTAL NET ASSETS		$254,917,400
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($169,267,802 ÷ 16,701,314 shares outstanding), no par value, unlimited shares authorized		$10.13
Offering price per share		$10.13
Redemption proceeds per share		$10.13
Institutional Service Shares:
Net asset value per share ($24,741,454 ÷ 2,441,190 shares outstanding), no par value, unlimited shares authorized		$10.13
Offering price per share		$10.13
Redemption proceeds per share		$10.13
Class A Shares:
Net asset value per share ($60,908,144 ÷ 6,009,691 shares outstanding), no par value, unlimited shares authorized		$10.13
Offering price per share (100/99.00 of $10.13) [1]		$10.23
Redemption proceeds per share		$10.13

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended December 31, 2006 (unaudited)

Investment Income:
Interest			$4,201,841
Expenses:
Investment adviser fee (Note 5)		$434,357
Administrative personnel and services fee (Note 5)		93,153
Custodian fees		6,376
Transfer and dividend disbursing agent fees and expenses		30,106
Directors'/Trustees' fees		6,836
Auditing fees		9,303
Legal fees		4,823
Portfolio accounting fees		44,060
Distribution services fee--Institutional Service Shares (Note 5)		20,140
Distribution services fee--Class A Shares (Note 5)		8,872
Shareholder services fee--Institutional Shares (Note 5)		113,478
Shareholder services fee--Institutional Service Shares (Note 5)		19,273
Shareholder services fee--Class A Shares (Note 5)		8,872
Share registration costs		24,863
Printing and postage		15,309
Insurance premiums		4,334
Miscellaneous		4,151
TOTAL EXPENSES		848,306
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(153,849)
Waiver of administrative personnel and services fee	(10,408)
Waiver of distribution services fee--Institutional Service Shares	(20,140)
Reimbursement of shareholder services fee--Institutional Shares	(113,478)
TOTAL WAIVERS AND REIMBURSEMENT		(297,875)
Net expenses			550,431
Net investment income			3,651,410
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(78,518)
Net change in unrealized depreciation of investments			1,410,219
Net realized and unrealized gain on investments			1,331,701
Change in net assets resulting from operations			$4,983,111

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 12/31/2006	Year Ended 6/30/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,651,410	$8,071,761
Net realized loss on investments	(78,518)	(1,075,051)
Net change in unrealized appreciation/depreciation of investments	1,410,219	(2,812,977)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,983,111	4,183,733
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,295,867)	(7,423,534)
Institutional Service Shares	(254,394)	(646,857)
Class A Shares	(102,130)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,652,391)	(8,070,391)
Share Transactions:
Proceeds from sale of shares	15,515,979	40,755,075
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Limited Term Municipal Fund	72,663,328	--
Net asset value of shares issued to shareholders in payment of distributions declared	1,865,744	4,256,441
Cost of shares redeemed	(61,442,532)	(116,895,688)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	28,602,519	(71,884,172)
Change in net assets	29,933,239	(75,770,830)
Net Assets:
Beginning of period	224,984,161	300,754,991
End of period (including distribution in excess of net investment income of $(1,065) and $(84), respectively)	$254,917,400	$224,984,161

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

December 31, 2006 (unaudited)

1. ORGANIZATION

Federated Short-Term Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of tax-exempt securities with a dollar-weighted average maturity of less than three years. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

Effective December 10, 2006, the Fund began offering Class A Shares.

On December 11, 2006, the Fund received a tax-free transfer of assets from the Federated Limited Term Municipal Fund, as follows:

	Shares of the Fund Issued	Federated Limited Term Municipal Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Prior to Combination	Net Assets of Federated Limited Term Municipal Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Federated Limited Term Municipal Fund - Class A Shares	6,031,851	$61,283,611		$ 0	$61,283,611	$61,283,611
Federated Limited Term Municipal Fund - Class F Shares	1,120,051	11,379,717		13,446,888	11,379,717	24,826,605
TOTAL	7,151,902	$72,663,328	$142,818	$13,446,888	$72,663,328	$86,110,216

1 Unrealized appreciation is included in the Federated Limited Term Municipal Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for investments in other open-end regulated investment companies, based on net asset value;
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund periodically may buy or sell interest rate and index financial futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into an interest rate or index financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended December 31, 2006, the Fund had no realized gain/loss on futures contracts.

Futures contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at December 31, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009	2/27/2004	$2,990,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 12/31/2006		Year Ended 6/30/2006
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,276,146	$12,931,866	3,748,450	$38,011,531
Shares issued to shareholders in payment of distributions declared	164,061	1,663,475	398,573	4,039,807
Shares redeemed	(5,362,440)	(54,315,108)	(10,047,701)	(101,876,856)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(3,922,233)	$(39,719,767)	(5,900,678)	$(59,825,518)

	Six Months Ended 12/31/2006		Year Ended 6/30/2006
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	84,294	$855,194	270,865	$2,743,544
Shares issued in connection with the tax-free transfer of assets from Federated Limited Term Municipal Fund	1,120,051	11,379,717	--	--
Shares issued to shareholders in payment of distributions declared	12,133	123,018	21,379	216,634
Shares redeemed	(503,547)	(5,097,185)	(1,480,989)	(15,018,832)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	712,931	$7,260,744	(1,188,745)	$(12,058,654)

	Period Ended 12/31/2006 [1]		Year Ended 6/30/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	170,166	$1,728,919	--	$--
Shares issued in connection with the tax-free transfer of assets from Federated Limited Term Municipal Fund	6,031,851	61,283,611	--	--
Shares issued to shareholders in payment of distributions declared	7,823	79,251	--	--
Shares redeemed	(200,149)	(2,030,239)	--	--
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	6,009,691	$61,061,542	--	$--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,800,389	$28,602,519	(7,089,423)	$(71,884,172)

1 Reflects operations for the period from December 10, 2006 (date of initial public investment) to December 31, 2006.

4. FEDERAL TAX INFORMATION

At December 31, 2006, the cost of investments for federal tax purposes was $251,783,811. The net unrealized appreciation of investments for federal tax purposes was $143,732. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $801,644 and net unrealized depreciation from investments for those securities having an excess of cost over value of $657,912.

At June 30, 2006, the Fund had a capital loss carryforward of $3,088,791 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$541,582
2009	$624,448
2010	$261,798
2011	$551,978
2013	$650,751
2014	$458,234

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser is required to reimburse the Fund's Institutional Shares, to the extent of its adviser fee, the amount, if any, by which the Fund's Institutional Shares aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and it shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund's Institutional Shares. For the six months ended December 31, 2006, the Adviser waived $153,849 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended December 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule, annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended December 31, 2006, FSC voluntarily waived $20,140 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended December 31, 2006, FSC retained $474 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended December 31, 2006, FSSC voluntarily reimbursed $113,478 of shareholder services fees. For the six months ended December 31, 2006, FSSC did not receive any fees paid by the Fund.

Commencing on August 1, 2005, and continuing through May 3, 2006, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of the shareholder service fee agreement. This reimbursement amounted to $5,051 for the year ended June 30, 2006.

Interfund Transactions

During the six months ended December 31, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $55,585,000 and $93,545,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended December 31, 2006, were as follows:

Purchases	$37,259,401
Sales	$60,033,797

7. LINE OF CREDIT

On December 21, 2006, the Fund entered into a $150,000,000 unsecured, uncommitted discretionary line of credit (LOC) with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of December 31, 2006, there were no outstanding loans. During the year ended December 31, 2006, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund no later than June 29, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED SHORT-TERM MUNICIPAL TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Got to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313907107
Cusip 313907206
Cusip 313907305

8020108 (2/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED SHORT-TERM MUNICIPAL TRUST

BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        FEBRUARY 14, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ JOHN B. FISHER

            JOHN B. FISHER, PRINCIPAL EXECUTIVE OFFICER

DATE        FEBRUARY 14, 2007

BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK, PRINICPAL FINANCIAL OFFICER

DATE        FEBRUARY 14, 2007